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                           UNDISCOVERED MANAGERS FUNDS

                    Supplement dated January 15, 2002 to the
             Institutional Class Prospectus dated December 28, 2001


         THE SECOND PARAGRAPH IN THE SECTION ENTITLED "UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND -- FUND PERFORMANCE" ON PAGE 3 OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 35.99% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (23.45)% for the quarter ended December 31, 2000.

         THE FOURTH PARAGRAPH IN THE SECTION ENTITLED "UM INTERNATIONAL SMALL CAP EQUITY FUND -- PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 18 OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Under normal market conditions, the International Small Cap Equity Fund will invest substantially all of its assets in equity securities and will invest at least 65% of its total assets in equity securities of issuers with market capitalizations, at the time of purchase, of under $2.5 billion.
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                           UNDISCOVERED MANAGERS FUNDS

             Supplement dated January 15, 2002 to the Investor Class
                       Prospectus dated December 28, 2001


         THE FIRST PARAGRAPH IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS" ON PAGE 26 OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         The financial highlights table is intended to help you understand the financial performance of each Fund's Investor Class shares since the commencement of such class's investment operations. Certain information reflects financial results for a single Investor Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Investor Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 23, 2001, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' Annual Report to Shareholders, which is available upon request.